Transactions with related parties-Brokerage agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Voyage Expenses Related Parties	$ 313	$ 532	$ 661
[SeanergyManagementAndSafbulkPtyAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission	1.25%
Successive agreement period in years	1
Notice of termination period in months	3
[SafbulkBrokerageAgreementMember]
Related Party Transaction [Line Items]
Voyage Expenses Related Parties	313	532	661
Related party commissions for vessel disposals	$ 40	$ 392